                    PREMIER ADVISERS -- ASSETMANAGER ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                     TO THE PROSPECTUS DATED APRIL 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers -- AssetManager Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Government Securities Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Clarion Global Real Estate Portfolio -- Class A
     Invesco Comstock Portfolio -- Class A
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class E
     Victory Sycamore Mid Cap Value Portfolio -- Class A
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I

     Growth Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $50
(waived if Contract Value is $75,000 or more)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


STANDARD DEATH BENEFIT                           CONTRACT YEARS 1-6     CONTRACT YEARS 7 AND LATER
---------------------------------------------   --------------------   ---------------------------
Mortality & Expense Risk Charge*.............          1.45%                      1.40%
Administrative Expense Charge................          0.15%                      0.15%
Total Annual Separate Account Charges........          1.60%                      1.55%



ENHANCED DEATH BENEFIT                           CONTRACT YEARS 1-6     CONTRACT YEARS 7 AND LATER
---------------------------------------------   --------------------   ---------------------------
Mortality & Expense Risk Charge*.............          1.60%                      1.40%
Administrative Expense Charge................          0.15%                      0.15%
Total Annual Separate Account Charges........          1.75%                      1.55%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; 0.59% for the Subaccount investing in the Invesco Comstock Portfolio -- Class A; 0.96% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class A; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.

..
UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       0.99%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Comstock Fund++...................    0.56%       --             0.19%
 Invesco V.I. Government Securities Fund........    0.47%       --             0.23%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................    0.88%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --             0.05%
 Invesco Comstock Portfolio -- Class A..........    0.56%       --             0.02%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.65%       --             0.04%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................    0.66%       --             0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.......................................    0.57%     0.15%            0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A..........................    0.65%       --             0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................    0.35%       --             0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A..........................    0.60%       --             0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............    0.56%     0.25%            0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%       --             0.12%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...............................    0.50%       --           0.31%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Comstock Fund++................... 0.01%            0.76%       --              0.76%
 Invesco V.I. Government Securities Fund........   --             0.70%       --              0.70%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................   --             0.99%     0.05%             0.94%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.66%       --              0.66%
 Invesco Comstock Portfolio -- Class A..........   --             0.58%     0.02%             0.56%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................   --             0.69%     0.02%             0.67%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................   --             0.70%     0.10%             0.60%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.......................................   --             0.74%     0.03%             0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A..........................   --             0.68%     0.09%             0.59%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................   --             0.39%     0.03%             0.36%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A..........................   --             0.62%     0.05%             0.57%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............   --             0.85%     0.06%             0.79%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................ 0.01%            0.83%       --              0.83%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...............................   --             0.81%     0.01%             0.80%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Comstock Fund++           Seeks capital growth and income           Invesco Advisers, Inc.
                                       through investments in equity
                                       securities, including common stocks,
                                       preferred stocks and securities
                                       convertible into common and
                                       preferred stocks.
Invesco V.I. Government Securities     Seeks total return, comprised of          Invesco Advisers, Inc.
 Fund                                  current income and capital
                                       appreciation.
BRIGHTHOUSE FUNDS TRUST I
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class A                                                                         Subadviser: Invesco Advisers, Inc.
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  equity securities of mid-sized            Subadviser: Victory Capital
                                       companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- --------------------------------------
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic     Seeks to maximize total return          Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of         Subadviser: Western Asset
 Class B                               capital.                                Management Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income   LLC
                                       is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.         Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                          LLC
                                                                               Subadvisers: Western Asset
                                                                               Management Company; Western
                                                                               Asset Management Company
                                                                               Limited; Western Asset Management
                                                                               Company Pte. Ltd.
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Growth Portfolio                       Seeks long-term capital appreciation    Morgan Stanley Investment
                                       by investing primarily in               Management Inc.
                                       growth-oriented equity securities of
                                       large-capitalization companies.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND AND TRUST NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


            FORMER NAME                             NEW NAME
---------------------------------- -----------------------------------------
BRIGHTHOUSE FUNDS TRUST I          BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio   Victory Sycamore Mid Cap Value Portfolio


                           PREMIER ADVISERS L ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                     TO THE PROSPECTUS DATED APRIL 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers L Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
     Invesco V.I. Diversified Dividend Fund
     Invesco V.I. Government Securities Fund
     Invesco V.I. S&P 500 Index Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Clarion Global Real Estate Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class B
     JPMorgan Small Cap Value Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class A
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I
     Growth Portfolio
MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y

     The Multi Cap Growth Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(2)   We currently do not assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.80% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge*.............................................   1.80%
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.95%
Optional E.S.P. Charge.........................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.10%
Optional GMAB Charge...........................................................   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..................   2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).........   2.60%
Optional GMWB I Charge.........................................................   1.00%(6)
Optional GMWB II Charge........................................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.35%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class B; 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio - Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.13%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%       --             0.19%
 Invesco V.I. Diversified Dividend Fund --
  Series II......................................    0.47%     0.25%            0.18%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.47%     0.25%            0.23%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................    0.12%     0.25%            0.36%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................    0.88%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.61%       --             0.05%
 Invesco Comstock Portfolio -- Class B...........    0.56%     0.25%            0.02%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.85%     0.25%            0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.78%       --             0.06%
 MFS(R) Research International Portfolio --
  Class B........................................    0.69%     0.25%            0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --             0.04%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.66%       --             0.04%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%            0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................    0.65%       --             0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................    0.33%     0.25%            0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --             0.04%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.62%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.56%     0.25%            0.04%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.54%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.54%     0.25%            0.09%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........ 0.01%            0.76%       --            0.76%
 Invesco V.I. Diversified Dividend Fund --
  Series II...................................... 0.02%            0.92%     0.01%           0.91%
 Invesco V.I. Government Securities Fund --
  Series II...................................... --               0.95%       --            0.95%
 Invesco V.I. S&P 500 Index Fund --
  Series II...................................... --               0.73%       --            0.73%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.................... --               0.99%     0.05%           0.94%
 Clarion Global Real Estate Portfolio --
  Class A........................................ --               0.66%       --            0.66%
 Invesco Comstock Portfolio -- Class B........... --               0.83%     0.02%           0.81%
 Invesco Small Cap Growth Portfolio --
  Class B........................................ --               1.13%     0.02%           1.11%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ --               0.84%     0.10%           0.74%
 MFS(R) Research International Portfolio --
  Class B........................................ --               0.99%     0.10%           0.89%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A........................... --               0.69%     0.02%           0.67%
 Oppenheimer Global Equity Portfolio --
  Class A++...................................... --               0.70%     0.10%           0.60%
 Oppenheimer Global Equity Portfolio --
  Class B........................................ --               0.95%     0.10%           0.85%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................ --               0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++...................................... --               0.74%     0.03%           0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A........................... --               0.68%     0.09%           0.59%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................ --               0.76%       --            0.76%
 BlackRock Capital Appreciation
  Portfolio -- Class A........................... --               0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A........................... --               0.39%     0.03%           0.36%
 MFS(R) Total Return Portfolio -- Class F........ --               0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class D............... --               0.74%     0.06%           0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B........................... --               0.87%     0.05%           0.82%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. --               0.85%     0.06%           0.79%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio......................... --               0.87%       --            0.87%
 Mid Cap Portfolio............................... --               0.88%       --            0.88%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................    0.75%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................    0.70%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................    0.70%       --             0.12%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................    0.50%       --             0.31%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............    0.42%     0.25%            0.18%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................   --             0.79%       --              0.79%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................ 0.01%            0.83%       --              0.83%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................   --             0.81%     0.01%             0.80%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............   --             0.85%     0.03%             0.82%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income       Invesco Advisers, Inc.
 Series I++                          through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Diversified Dividend    Seeks to provide reasonable current   Invesco Advisers, Inc.
 Fund -- Series II                   income and long-term growth of
                                     income and capital.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Invesco V.I. Government Securities     Seeks total return, comprised of          Invesco Advisers, Inc.
 Fund -- Series II                     current income and capital
                                       appreciation.
Invesco V.I. S&P 500 Index Fund --     Seeks to provide investment results       Invesco Advisers, Inc.
 Series II                             that, before expenses, correspond to
                                       the total return (i.e., the combination
                                       of capital changes and income) of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index.
BRIGHTHOUSE FUNDS TRUST I
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  equity securities of mid-sized            Subadviser: Victory Capital
                                       companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class B                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.    Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio                          Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive            Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap             Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap Value       Seeks long-term growth of capital as     Legg Mason Partners Fund Advisor,
 Portfolio                                 its primary objective. Current income    LLC
                                           is a secondary objective.                Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Small Cap             Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC

           UNDERLYING FUND                    INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
------------------------------------ -------------------------------------- ----------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High   Seeks to maximize total return.        Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                       LLC
                                                                            Subadvisers: Western Asset
                                                                            Management Company; Western
                                                                            Asset Management Company
                                                                            Limited; Western Asset Management
                                                                            Company Pte. Ltd.
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Growth Portfolio                     Seeks long-term capital appreciation   Morgan Stanley Investment
                                     by investing primarily in              Management Inc.
                                     growth-oriented equity securities of
                                     large-capitalization companies.
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
The Multi Cap Growth Portfolio       Seeks as a primary objective growth    Morgan Stanley Investment
                                     of capital through investments in      Management Inc.
                                     common stocks of companies
                                     believed by the Adviser to have
                                     potential for superior growth. As a
                                     secondary objective the Fund seeks
                                     income but only when consistent
                                     with its primary objective.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     MFS(R) Research International Portfolio
     Oppenheimer Global Equity Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


            FORMER NAME                             NEW NAME
---------------------------------- -----------------------------------------
BRIGHTHOUSE FUNDS TRUST I          BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio   Victory Sycamore Mid Cap Value Portfolio

                     PREMIER ADVISERS L (SERIES II) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                     TO THE PROSPECTUS DATED APRIL 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers L (Series II) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
     Invesco V.I. Diversified Dividend Fund
     Invesco V.I. Government Securities Fund
     Invesco V.I. S&P 500 Index Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Clarion Global Real Estate Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class B
     JPMorgan Small Cap Value Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class A
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I
     Growth Portfolio
MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y

     The Multi Cap Growth Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(2)   We currently do not assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge*.............................................   1.70%
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.85%
Optional E.S.P. Charge.........................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.00%
Optional GMAB Charge...........................................................   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..................   2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).........   2.50%
Optional GMWB I Charge.........................................................   1.00%(6)
Optional GMWB II Charge........................................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.25%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class B; 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio - Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II%.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.13%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%       --             0.19%
 Invesco V.I. Diversified Dividend Fund --
  Series II......................................    0.47%     0.25%            0.18%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.47%     0.25%            0.23%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................    0.12%     0.25%            0.36%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................    0.88%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.61%       --             0.05%
 Invesco Comstock Portfolio -- Class B...........    0.56%     0.25%            0.02%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.85%     0.25%            0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.78%       --             0.06%
 MFS(R) Research International Portfolio --
  Class B........................................    0.69%     0.25%            0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --             0.04%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.66%       --             0.04%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%            0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................    0.65%       --             0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................    0.33%     0.25%            0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --             0.04%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.62%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.56%     0.25%            0.04%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.54%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.54%     0.25%            0.09%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........ 0.01%            0.76%       --            0.76%
 Invesco V.I. Diversified Dividend Fund --
  Series II...................................... 0.02%            0.92%     0.01%           0.91%
 Invesco V.I. Government Securities Fund --
  Series II...................................... --               0.95%       --            0.95%
 Invesco V.I. S&P 500 Index Fund --
  Series II...................................... --               0.73%       --            0.73%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.................... --               0.99%     0.05%           0.94%
 Clarion Global Real Estate Portfolio --
  Class A........................................ --               0.66%       --            0.66%
 Invesco Comstock Portfolio -- Class B........... --               0.83%     0.02%           0.81%
 Invesco Small Cap Growth Portfolio --
  Class B........................................ --               1.13%     0.02%           1.11%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ --               0.84%     0.10%           0.74%
 MFS(R) Research International Portfolio --
  Class B........................................ --               0.99%     0.10%           0.89%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A........................... --               0.69%     0.02%           0.67%
 Oppenheimer Global Equity Portfolio --
  Class A++...................................... --               0.70%     0.10%           0.60%
 Oppenheimer Global Equity Portfolio --
  Class B........................................ --               0.95%     0.10%           0.85%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................ --               0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++...................................... --               0.74%     0.03%           0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A........................... --               0.68%     0.09%           0.59%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................ --               0.76%       --            0.76%
 BlackRock Capital Appreciation
  Portfolio -- Class A........................... --               0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A........................... --               0.39%     0.03%           0.36%
 MFS(R) Total Return Portfolio -- Class F........ --               0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class D............... --               0.74%     0.06%           0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B........................... --               0.87%     0.05%           0.82%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. --               0.85%     0.06%           0.79%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio......................... --               0.87%       --            0.87%
 Mid Cap Portfolio............................... --               0.88%       --            0.88%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................    0.75%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................    0.70%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................    0.70%       --             0.12%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................    0.50%       --             0.31%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............    0.42%     0.25%            0.18%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................   --             0.79%       --              0.79%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................ 0.01%            0.83%       --              0.83%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................   --             0.81%     0.01%             0.80%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............   --             0.85%     0.03%             0.82%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income       Invesco Advisers, Inc.
 Series I++                          through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Diversified Dividend    Seeks to provide reasonable current   Invesco Advisers, Inc.
 Fund -- Series II                   income and long-term growth of
                                     income and capital.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Invesco V.I. Government Securities     Seeks total return, comprised of          Invesco Advisers, Inc.
 Fund -- Series II                     current income and capital
                                       appreciation.
Invesco V.I. S&P 500 Index Fund --     Seeks to provide investment results       Invesco Advisers, Inc.
 Series II                             that, before expenses, correspond to
                                       the total return (i.e., the combination
                                       of capital changes and income) of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index.
BRIGHTHOUSE FUNDS TRUST I
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  equity securities of mid-sized            Subadviser: Victory Capital
                                       companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class B                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.    Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio                          Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive            Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap             Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap Value       Seeks long-term growth of capital as     Legg Mason Partners Fund Advisor,
 Portfolio                                 its primary objective. Current income    LLC
                                           is a secondary objective.                Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Small Cap             Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC

           UNDERLYING FUND                    INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
------------------------------------ -------------------------------------- ----------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High   Seeks to maximize total return.        Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                       LLC
                                                                            Subadvisers: Western Asset
                                                                            Management Company; Western
                                                                            Asset Management Company
                                                                            Limited; Western Asset Management
                                                                            Company Pte. Ltd.
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Growth Portfolio                     Seeks long-term capital appreciation   Morgan Stanley Investment
                                     by investing primarily in              Management Inc.
                                     growth-oriented equity securities of
                                     large-capitalization companies.
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
The Multi Cap Growth Portfolio       Seeks as a primary objective growth    Morgan Stanley Investment
                                     of capital through investments in      Management Inc.
                                     common stocks of companies
                                     believed by the Adviser to have
                                     potential for superior growth. As a
                                     secondary objective the Fund seeks
                                     income but only when consistent
                                     with its primary objective.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     MFS(R) Research International Portfolio
     Oppenheimer Global Equity Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

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


                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


            FORMER NAME                             NEW NAME
---------------------------------- -----------------------------------------
BRIGHTHOUSE FUNDS TRUST I          BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio   Victory Sycamore Mid Cap Value Portfolio


                                      A-1